Insurance (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Coverage	R$ 5,354,985
Specified Risk [Member]
IfrsStatementLineItems [Line Items]
Coverage	2,185,827
Engineering Risk [Member]
IfrsStatementLineItems [Line Items]
Coverage	2,275,490
Guarantee Insurance Escrow Deposit [Member]
IfrsStatementLineItems [Line Items]
Coverage	600,000	[1]
Civil Liability Directors And Officers [Member]
IfrsStatementLineItems [Line Items]
Coverage	100,000
Civil Liability Work [Member]
IfrsStatementLineItems [Line Items]
Coverage	149,630
Civil Liabilitys Operations [Member]
IfrsStatementLineItems [Line Items]
Coverage	15,000
Other Insurance Coverages [Member]
IfrsStatementLineItems [Line Items]
Coverage	R$ 29,038

[1]	SABESP has an agreement that allows issuing policies that total such insured amount. Of the total, R$ 167.8 thousand in policies with guarantee insurance were issued.